23. Share-based payments (Details 3) - Share	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted shares granted	6,318,757
Restricted shares outstanding as ending	4,865,741
Restricted Shares Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted shares outstanding as beginning	5,297,191	3,079,315
Restricted shares granted	773,463	1,538,213	4,007,081
Restricted shares cancelled and adjustments in estimated expired rights	(117,315)
Restricted shares transferred	(1,087,598)
Restricted shares outstanding as ending	4,865,741	5,297,191	3,079,315